SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following at February 28, 2022 and May 31, 2021.

	February 28, 2022	May 31, 2021
Office equipment	$126,824	$120,068
Furniture and fixtures	148,358	145,103
Machinery & Equipment	1,950,500	1,823,094
Leasehold improvements	2,850,475	2,822,017
Less: accumulated depreciation	(1,883,803)	(1,434,614)
Property, plant, and equipment, net	$3,192,354	$3,475,668

Property, plant and equipment consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Office equipment	$120,068	$94,887
Furniture & fixtures	145,103	144,025
Machinery & equipment	1,823,094	1,741,830
Leasehold improvements	2,822,017	2,662,967
Less: accumulated depreciation	(1,434,614)	(868,200)
Property and equipment, net	$3,475,668	$3,775,509

Disaggregation of Revenue [Table Text Block]

The following table represents a disaggregation of revenue for the three and nine months ended February 28, 2022 and 2021:

	For the Nine	For the Nine
	Months Ended	Months Ended
	February 28, 2022	February 28, 2021
Cannabis Dispensary	10,670,203	10,202,638
Cannabis Production	5,832,775	3,030,202
	$16,502,978	$13,232,840

	For the Three	For the Three
	Months Ended	Months Ended
	February 28, 2022	February 28, 2021
Cannabis Dispensary	3,333,229	3,384,139
Cannabis Production	2,255,037	1,159,943
	$5,588,266	$4,544,082

The following table represents a disaggregation of revenue for the years ended May 31, 2021 and 2020:

	2021	2020
Cannabis Dispensary	$14,595,115	$9,365,105
Cannabis Production	4,696,972	2,552,524
	$19,292,087	$11,917,629

Estimated Useful LIfe [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease